Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

Inventories consist of:

	2014	2013
Raw materials and supplies	$914	$947
Work-in-process	241	273
Finished goods	362	339
Tooling and engineering	1,240	1,078

	$2,757	$2,637

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.